Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of Components of Long-Term Debt

The following table provides a summary of the components of long-term debt (in thousands):

	December 31,
	2016	2015

Senior Credit Facility:
Revolving Credit Facility, maturing 2021	$—	$—
Term Loan Facility, maturing 2022	868,419	—
ABL Credit Facility, maturing 2021	—	—
Senior Notes, maturing 2023	400,000	—
Unamortized debt issuance costs and discounts	(48,764)	—
Capital lease obligations	25,588	22,323
Other debt	1,582	1,092
Total debt	1,246,825	23,415
Less: Current maturities of long-term debt	(5,683)	(7,915)
Total long-term debt	$1,241,142	$15,500

Due to Parent, net	$—	$1,800,908

Summary of Maximum Secured Net Leverage Ratio Permitted Under Credit Facility

After giving effect to the CS Amendment, the maximum Secured Net Leverage Ratio permitted under the CS Agreement, as determined based on 12 month trailing Consolidated EBITDA, which is defined in the CS Amendment, follows:

Maximum
Secured Net
Period	Leverage Ratio

Period from January 1, 2017 to June 30, 2017	4.50 to 1.00
Period from July 1, 2017 to December 31, 2018	4.75 to 1.00
Period from January 1, 2019 and thereafter	4.00 to 1.00

Summary of Redemption Dates and Prices of Senior Notes

The following table provides a summary of the redemption dates and prices related to the Senior Notes:

Redemption
Period	Prices

Period from April 15, 2019 to April 14, 2020	108.719%
Period from April 15, 2020 to April 14, 2021	105.813%
Period from April 15, 2021 to April 14, 2022	102.906%
Period from April 15, 2022 to April 14, 2023	100.000%

Summary of Unamortized Debt Issuance Costs and Discounts

The following table provides a summary of unamortized debt issuance costs and discounts (in thousands):

	December 31,
	2016	2015

Debt issuance costs	$29,146	$—
Debt discounts	24,536	—
Total debt issuance costs and discounts at origination	53,682	—
Less: Amortization of debt issuance costs and discounts	(4,918)	—
Total unamortized debt issuance costs and discounts	$48,764	$—

Summary of Debt Maturities for Next Five Years and Thereafter

The following table provides a summary of debt maturities for the next five years and thereafter (in thousands):

2017	$5,683
2018	10,518
2019	10,144
2020	10,251
2021	10,357
Thereafter	1,248,636
Total debt, excluding unamortized debt issuance costs and discounts	$1,295,589

Summary of Components of Interest Expense, Net

The following table provides a summary of the components of interest expense, net (in thousands):

	Year Ended December 31,
	2016	2015	2014

Senior Credit Facility:
Revolving Credit Facility	$330	$—	$—
Term Loan Facility	40,719	—	—
ABL Credit Facility	342	—	—
Senior Notes	32,166	—	—
Amortization of debt issuance costs and discounts	4,918	—	—
All other interest expense (income), net	(849)	283	(639)
Total interest expense, net, from long-term debt	77,626	283	(639)
Due to Parent, net	35,814	98,007	93,565
Total interest expense, net	$113,440	$98,290	$92,926